OTHER INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other investments
Investments in equity	₽ 9,752	₽ 8,735
Other investments (Gross)	7,538	4,593
Allowance for ECL	1	(2)
Total other investments	7,539	4,591
At amortized cost
Other investments
Debt securities	1,299	2,810
Loans and unquoted notes	4,239	555
At FVTPL
Other investments
Investments in equity	₽ 2,000	₽ 1,228